Business Combination (Details) - Schedule of fair value of the assets acquired and liabilities assumed as of the date of acquisition and total purchase price	Dec. 31, 2020 USD ($)
Schedule of fair value of the assets acquired and liabilities assumed as of the date of acquisition and total purchase price [Abstract]
Cash & cash equivalents	$ 75,506
Accounts receivable	75,629
Prepaid expenses and other current assets	770
Security deposit, current	72,214
Accounts payable	(104,821)
Other payables	(677)
Net assets acquired	118,621
Cash paid for acquisition	185,000
Fair value of existing equity interest in MMBD Trading	61,338
Total purchase price	246,338
Goodwill	$ 127,717